Simplify Volatility Premium ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 126.3%
U.S. Treasury Bill, 4.98%, 10/15/2024(a) ....................................... $ 304,500,000 $ 303,941,903
U.S. Treasury Bill, 5.38%, 10/29/2024(a) ....................................... 512,400,000 510,513,943
U.S. Treasury Bill, 4.75%, 11/7/2024(a)(b) ...................................... 180,000,000 179,135,149
U.S. Treasury Bill, 4.71%, 11/12/2024(a)(b) ..................................... 600,000,000 596,727,324
Total U.S. Treasury Bills (Cost $1,590,214,854) ...................................... 1,590,318,319
Shares
Exchange-Traded Funds – 35.1%
Fixed Income Funds – 35.1%
Simplify Aggregate Bond ETF(c) .............................................. 5,193,254 112,745,544
Simplify High Yield PLUS Credit Hedge ETF(c) .................................. 1,299,393 30,843,432
Simplify MBS ETF(c) ....................................................... 1,075,137 55,348,053
Simplify National Muni Bond ETF(c) ........................................... 3,126,710 78,839,680
Simplify Risk Parity Treasury ETF(c) .......................................... 3,843,182 55,226,525
Simplify Stable Income ETF(c) ............................................... 4,448,579 109,346,072
Total Exchange-Traded Funds (Cost $440,503,555) .................................. 442,349,306
Principal
U.S. Government Obligations – 0.0%†
U.S. Treasury Note, 2.88%, 6/15/2025(d)
(Cost $98,791) .......................................................... $ 100,000 99,101
Total Investments – 161.7%
(Cost $2,039,128,922) .......................................................... $ 2,036,796,039
Liabilities in Excess of Other Assets – (61.7)% ........................................ (776,904,483)
Net Assets – 100.0% ............................................................ $ 1,259,891,556
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $775,856,400 has been pledged as collateral for reverse repurchase agreements as of September 30, 2024.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) Securities with an aggregate market value of $99,095 have been pledged as collateral for options as of September 30, 2024.
At September 30, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
CBOE VIX Future ................................ (579) $ (10,909,808) 10/16/24 $ 334,082
CBOE VIX Future ................................ (12,502) (226,254,945) 11/20/24 3,371,428
CBOE VIX Future ................................ (1,423) (27,001,425) 3/18/25 (802,616)
Total net unrealized appreciation $ 2,902,894

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Return of
Capital
Simplify
Aggregate
Bond ETF $ 101,656,343 $ 6,238,604 $ — $ — $ 4,850,597 $ 112,745,544 5,193,254 $ 2,087,722 $ —
Simplify High
Yield PLUS
Credit
Hedge ETF 90,712,714 17,509,622 (80,026,023) 1,566,966 1,080,153 30,843,432 1,299,393 1,309,748 —
Simplify MBS ETF 44,541,053 64,250,492 (55,257,659) 685,906 64,250,492 55,348,053 1,075,137 758,682 —
Simplify National
Muni Bond
ETF — 78,697,622 — — 142,058 78,839,680 3,126,710 — —
Simplify Risk
Parity
Treasury
ETF — 54,646,973 — — 579,552 55,226,525 3,843,182 384,318 —
Simplify Stable
Income ETF 79,180,333 30,276,388 — — (110,649) 109,346,072 4,448,579 2,422,651 —
$ 316,090,443 $ 251,619,701 $ (135,283,682) $ 2,252,872 $ 70,792,203 $ 442,349,306 18,986,255 $ 6,963,121 $ —
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 126.3%
Exchange-Traded Funds ........................................................................... 35.1%
U.S. Government Obligations ....................................................................... 0.0%†
Total Investments ................................................................................ 161.7%
Liabilities in Excess of Other Assets .................................................................. (61.7)%
Net Assets ..................................................................................... 100.0%
At September 30, 2024, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 5.08% 9/30/2024 10/1/2024 $ 760,290,321 $ 760,290,321
Morgan Stanley Capital Services LLC 5.20% 9/30/2024 10/1/2024 760,366,916 760,366,916
$ 1,520,657,237 $ 1,520,657,237